PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 52,055	$ 3,329	$ 156,098	$ 12,079	$ 40,161